ORGANIZATION AND BASIS OF PRESENTATION (Details Textual)	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011
Standard Product Warranty Description	The Company warrants products for a period from 12 to 39 months following the sale of its products.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,587,097	3,178,127	3,129,340	3,228,318
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,075,093
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,280,850		998,096
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,231,154